Goodwill (Text Block)	12 Months Ended
Dec. 31, 2011
Goodwill Excluding Non Goodwill Intangibles [Abstract]
Goodwill Disclosure [Text Block]
Goodwill

The following table reflects goodwill allocated to each reporting segment at December 31, 2011 and 2010:

	Energy	Water	Total Company
	(in thousands)
Goodwill balance at January 1, 2010	$855,957	$449,642	$1,305,599
Effect of change in exchange rates	(63,084)	(33,139)	(96,223)
Goodwill balance at December 31, 2010	$792,873	$416,503	$1,209,376

Goodwill acquired	10,251	—	10,251
Goodwill impairment	(254,735)	(330,112)	(584,847)
Other	(981)	(6,739)	(7,720)
Effect of change in exchange rates	6,458	3,392	9,850
Goodwill balance at December 31, 2011	$553,866	$83,044	$636,910

In the preceding table, "Other" includes goodwill reductions related to the pending sales of certain operations of the Company. The goodwill reductions are included in restructuring charges. Refer to Note 13 for additional disclosure on Itron's restructuring costs.

As a result of the significant decline in the price of our shares of common stock at the end of September 2011, our aggregate market value was significantly lower than the aggregate carrying value of our net assets. As a result, we performed an impairment test of our goodwill as of September 30, 2011, instead of our annual October 1 testing date. We recorded an estimated goodwill impairment charge of $540.4 million in the third quarter of 2011, and an additional $44.4 million impairment charge in the fourth quarter of 2011 after the finalization of the two-step goodwill impairment test, for a total goodwill impairment charge of $584.8 million. The goodwill impairment charge did not impact debt covenants compliance under the Company's existing credit facility.

The 2011 goodwill impairment, before the reorganization into the new reporting units, was associated with two reporting units from the Itron International operating segment. The goodwill balance before and after the goodwill impairment as of our impairment testing date of September 30, 2011 was as follows:

Reporting Unit	Before Impairment	Impairment	After Impairment
	(in thousands)
Itron International - Electricity[1]	$363,626	$254,735	$108,891
Itron International - Water[2]	389,308	330,112	59,196
		$584,847

(1) The Itron International - Electricity reporting unit became a part of the Energy - Electricity reporting unit effective January 1, 2012.

(2) The Itron International - Water reporting unit became a part of the Water reporting unit effective January 1, 2012.

Refer to Note 1 for a description of the change in our reporting units, which was effective January 1, 2012, and the methods used to determine the fair value of our reporting units and the amount of the goodwill impairment.